CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Nov. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Current assets
Equipment, net of accumulated depreciation	$ 54,497	$ 50,509	$ 53,181
Current liabilities
Convertible notes payable, Discount	$ 663,918	$ 663,918	$ 413,377
Stockholders' equity (deficit)
Preferred stock, par value	$ 0.10	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	52,959,323	36,292,656	34,329,691
Common stock, shares outstanding	52,959,323	36,292,656	34,329,691